As filed with the Securities and Exchange Commission on August 24, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2005

Date of reporting period: June 30, 2005

Item 1. Schedule of Investments.

Midanek/Pak Ultrashort Duration Fund
Schedule of Investments at June 30, 2005 (Unaudited)
	PAR	VALUE

U.S. Government & Agency Securities - 32.7%

U.S. Agency Debentures - 28.9%
FFCB
2.990%, 10/20/05 (a)	$400,000	$400,008
FHLB
2.125%, 09/01/05	25,000	24,943
5.260%, 09/23/05	15,000	15,061
2.125%, 11/15/05	100,000	99,502
3.020%, 01/27/06, Callable 10/27/05 @ 100	100,000	99,612
2.000%, 02/13/06	125,000	123,703
3.363%, 03/28/06 (a)	250,000	249,995
4.010%, 10/27/06, Callable 10/27/05 @ 100	220,000	220,109
FHLMC
2.030%, 01/27/06	225,000	222,865
3.720%, 05/17/07, Callable 11/17/05 @ 100 (a)	30,000	29,994
FNMA
3.640%, 06/29/07, Callable 12/30/05 @ 100	100,000	99,587
		1,585,379

U.S. Treasuries - 3.8%
U.S. Treasury Notes
2.250%, 04/30/06	210,000	207,843

Total U.S. Government & Agency Securities (Cost $1,793,475)		1,793,222

U.S. Government Agency Mortgage-Backed Securities - 17.7%

Adjustable Rate (a) - 15.8%
FHLMC Pool
4.510%, 03/01/32, #847003 (b)	22,938	23,103
FNMA Pool
4.445%, 11/01/26, #037029 (b)	44,896	44,461
GNMA Pool
4.375%, 03/20/16, #8108 (b)	71,165	71,721
3.750%, 08/20/17, #8254 (b)	63,898	64,437
3.380%, 03/20/22, #8936 (b)	33,914	34,380
3.750%, 09/20/22, #8052 (b)	279,064	281,157
4.130%, 12/20/22, #8096 (b)	42,267	42,570
3.380%, 05/20/23, #8198 (b)	45,003	45,214
3.750%, 08/20/23, #8269 (b)	30,817	31,019
3.750%, 08/20/24, #8482 (b)	228,517	230,159
		868,221

Fixed Rate - 1.9%
FNMA Pool
4.500%, 07/25/33, Series 2003-129, Class PQ	100,839	101,071

Total U.S. Government Agency Mortgage-Backed Securities (Cost $967,193)		969,292

CMO - U.S. Government Agency Mortgage-Backed Securities - 16.2%

Adjustable Rate (a) - 1.5%
FNMA Pool
3.560%, 09/25/13, Series 1993-220, Class PF	79,418	78,694

Fixed Rate - 14.7%
FHLMC Pool
3.500%, 03/15/10, Series 2649, Class QA	106,418	106,246
4.500%, 01/15/11, Series 2643, Class LA	71,479	71,653
3.500%, 03/15/19, Series 2684, Class QM	193,929	193,122
4.000%, 04/15/21, Series 2591, Class PJ	121,734	121,496
3.500%, 10/15/23, Series 2723, Class QE	13,255	13,122
5.250%, 10/15/27, Series 2061, Class TA	42,641	42,719
6.500%, 01/15/31, Series 2445, Class OE	98,041	98,170
FNMA Pool
4.000%, 11/25/17, Series 2004-21, Class QA	145,057	144,724
3.000%, 06/25/19, Series 2003-46, Class PQ	15,000	14,817
		806,069

Total CMO - U.S. Government Agency Mortgage-Backed Securities (Cost $887,521)		884,763

Asset-Backed Securities - 22.5%

Automotive - 13.3%
Daimler Chrysler
Series 2004-C, Class A2
2.620%, 06/08/07	79,251	78,931
Series 2003-B, Class A3
2.250%, 08/08/07	68,538	68,144
Series 2002-C, Class A4
3.090%, 01/08/08	200,000	198,799
Harley-Davidson Motorcycle
Series 2004-3, Class A1
2.310%, 03/15/09	42,589	42,199
Nissan
Series 2003-A, Class A3A
3.094%, 06/15/09 (a)	54,160	54,213
Volkswagen
Series 2003-2, Class A3
2.270%, 10/22/07	88,645	87,963
Series 2002-A, Class A4
2.750%, 12/20/07	137,632	137,448
WFS Financial
Series 2004-2, Class A2
2.030%, 10/22/07	60,261	59,995
		727,692

Commercial - 3.6%
Lehman Brothers
Series 2004-LLFA, Class A1
3.220%, 10/15/17 (a)	198,746	198,710

Credit Cards - 4.7%
Metris
Series 2004-1, Class A
3.270%, 04/20/11 (a)	54,000	54,170
Prime
Series 2000-1, Class A
6.700%, 10/15/09	200,000	202,189
		256,359

Equipment - 0.9%
CNH
Series 2003-B, Class A3B
2.470%, 01/15/08	51,459	51,044

Home Equity - 0.0%
Novastar
Series 2004-2, Class A3
3.160%, 09/25/34 (a)	1,277	1,277

Total Asset-Backed Securities (Cost $1,234,519)		1,235,082

	SHARES/PAR	VALUE

Money Market Funds - 2.1%
SEI Daily Income Trust Government Fund - Class B	116,406	116,406

Total Money Market Funds (Cost $116,406)		116,406

U.S. Government Agency Issue - 8.7%
FHLB Discount Note
3.060%, 08/12/05	$145,000	144,482
FHLMC Discount Note
3.380%, 10/18/05	335,000	331,572
		476,054

Total U.S. Government Agency Issue (Cost $476,268)		476,054

Total Investments - 99.9%
(Cost $5,475,382)		5,474,819
Other Assets less Liabilities - 0.1%		5,745
Net Assets - 100.0%		$5,480,564

(a) Variable Rate Security - The rate shown is the rate in effect as of June 30, 2005.
(b) As of June 30, 2005, these securities were being valued using fair value pricing methodologies approved by the Board of Trustees.
The value of these securities was $868,221 or 15.8% of total net assets.

CMO - Collateralized Mortgage Obligation
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/Eric M. Banhazl
Eric M. Banhazl, President

Date   8/22/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   8/22/2005

By (Signature and Title)* /s/Douglas G. Hess
Douglas G. Hess, Treasurer

Date   8/22/2005

* Print the name and title of each signing officer under his or her signature.